PROPERTY AND EQUIPMENT	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	(Unaudited) September 30, 2022	December 31, 2021
Facility	$576,309	$-
Equipment	398,118	-
Computer equipment	10,746	10,962
Less: accumulated depreciation	(2,944)	(1,367)
Property and equipment, net	$982,229	$9,595

Depreciation expense related to property and equipment amounted to $1,643 (2021 - $827) for the nine months ended September 30, 2022.

As of September 30, 2022, the Company is not yet operating its greenhouses in Olympia, Washington that will be used to grow functional mushrooms. As such, the Company has not yet recognized depreciation expense related to the facility as of September 30, 2022.

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595

Depreciation expense related to property and equipment amounted to $1,378 for the period from January 21, 2021 (date of inception) through December 31, 2021.